Capital Management Policies and Procedures (Details) - GBP (£) £ in Thousands	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2021
Corporate information and statement of IFRS compliance [abstract]
Equity	£ 639,455	£ 571,308	[1]	£ 432,723		£ 296,449
Loans and borrowings	144,754	0
Less: Cash and cash equivalents	(62,358)	(164,703)	[1],[2]	£ (162,806)	[2]	£ (69,884)	[2]
Total Capital	£ 721,851	£ 406,605

[1]	(1) Restated to include the effect of revisions arising from provisional to final acquisition accounting for DEK and Mudbath (refer to note 3C for details).
[2]	(1)The presentation of the Consolidated Statement of Cash Flows has been changed to separately present the repayment of lease interest from the total repayments of lease liabilities